Principal Accounting Policies (Convenience Translation, Cash and Cash Equivalents, Restricted Cash, Time Deposits and Restricted Time Deposits) (Details) (CNY)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Exchange rate RMB for US dollar	6.2036
Cash, maximum of original maturity	3 months
Short-term wealth management products, maximum of original maturity	90 days
Cash equivalent balances	0	0
Cash deposits classified as restricted cash	8,024,000	14,872,000
Time deposits, minimum of original maturity	3 months
Time deposits treated as restricted time deposits	493,265,000	486,690,000